UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09013

Investment Company Act File Number

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Income Trust

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 146.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 1.9%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	272	$269,332
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	337	338,140
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	159	159,392
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	161	160,871
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	222	177,631
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	943	927,700
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	153	153,290
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,263	2,229,544
Term Loan, 3.75%, Maturing June 4, 2021	898	885,085

		$5,300,985

Automotive — 6.3%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	773	$774,459
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	1,688	1,673,485
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	1,131	1,131,675
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	2,435	2,419,996
Term Loan, 3.25%, Maturing December 31, 2018	1,045	1,030,385
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	324	320,946
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	473	472,034
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	1,950	1,936,071
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	3,375	3,380,801
INA Beteiligungsgesellschaft GmbH
Term Loan, 3.75%, Maturing May 15, 2020	475	471,352
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018	853	849,808
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 1, 2021	424	418,108
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	395	391,317
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	1,338	1,334,683
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	524	516,487

		$17,121,607

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		215	$214,184

			$214,184

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		619	$608,850
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		297	296,257
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021		750	738,482
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		452	448,973
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		786	781,172
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		244	244,709
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		315	316,865

			$3,435,308

Business Equipment and Services — 12.6%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021		1,650	$1,654,105
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		914	870,514
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		199	197,694
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		419	408,444
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		397	389,669
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		547	546,818
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		221	218,989
Ceridian LLC
Term Loan, 4.15%, Maturing May 9, 2017		296	295,761
Term Loan, 4.50%, Maturing September 15, 2020		309	305,995
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017		303	303,738
Term Loan, 7.26%, Maturing January 30, 2017	EUR	586	717,406
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		473	473,901
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		236	237,071
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		222	218,841
Education Management LLC
Term Loan, 9.25%, Maturing March 29, 2018		1,047	601,867
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		1,205	1,199,867
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		709	702,222
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		945	945,827
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		364	367,842

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		56	$54,903
Term Loan, 4.00%, Maturing November 6, 2020		217	214,622
Term Loan, 4.75%, Maturing November 6, 2020	CAD	298	262,205
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		811	805,548
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		1,209	1,185,410
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		594	594,495
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	623	785,793
Term Loan - Second Lien, 7.25%, Maturing May 15, 2022		500	498,438
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		1,379	1,360,473
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		1,208	1,202,495
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		549	567,000
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		659	656,582
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		529	508,200
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		587	581,721
Quintiles Transnational Corporation
Term Loan, 3.75%, Maturing June 8, 2018		2,602	2,569,557
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		518	522,974
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		250	255,625
Sensus USA Inc.
Term Loan, 4.50%, Maturing May 9, 2017		338	330,160
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		1,200	1,184,056
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		1,240	1,236,872
Term Loan, 4.00%, Maturing March 8, 2020		3,116	3,084,627
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		495	497,040
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		2,065	2,037,097
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021		575	574,730
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		60	59,522
Term Loan, 6.00%, Maturing July 28, 2017		304	304,081
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		1,689	1,656,568

			$34,247,365

Cable and Satellite Television — 4.7%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		381	$373,938
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		1,339	1,317,526
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		667	647,723
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		142	141,890

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CSC Holdings, Inc.
Term Loan, 2.65%, Maturing April 17, 2020		673	$653,274
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		744	745,994
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		494	482,023
Term Loan, 3.75%, Maturing June 30, 2021		424	417,441
Mediacom Illinois, LLC
Term Loan, 3.12%, Maturing October 23, 2017		383	378,150
Term Loan, 3.75%, Maturing June 30, 2021		250	245,781
Numericable U.S. LLC
Term Loan, 4.50%, Maturing May 21, 2020		510	506,723
Term Loan, 4.50%, Maturing May 21, 2020		590	585,715
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		368	353,903
UPC Financing Partnership
Term Loan, 3.82%, Maturing March 31, 2021	EUR	726	917,714
Virgin Media Bristol LLC
Term Loan, 3.50%, Maturing June 7, 2020		2,550	2,486,023
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	750	1,209,404
Ziggo B.V.
Term Loan, 3.00%, Maturing January 15, 2022(4)	EUR	15	19,204
Term Loan, 3.00%, Maturing January 15, 2022(4)	EUR	222	277,817
Term Loan, 3.00%, Maturing January 15, 2022(4)	EUR	315	393,041
Term Loan, 3.50%, Maturing January 15, 2022	EUR	16	20,484
Term Loan, 3.50%, Maturing January 15, 2022	EUR	176	219,565
Term Loan, 3.50%, Maturing January 15, 2022	EUR	280	350,152

			$12,743,485

Chemicals and Plastics — 6.4%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		146	$145,812
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		76	75,655
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		1,136	1,134,440
Axalta Coating Systems US Holdings Inc.
Term Loan, 3.75%, Maturing February 1, 2020		1,817	1,782,487
AZ Chem US Inc.
Term Loan, 4.50%, Maturing June 12, 2021		335	335,221
Colouroz Investment 1, GmbH
Term Loan, Maturing September 7, 2021(2)		74	74,011
Term Loan, Maturing September 7, 2021(2)		451	447,707
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		250	247,917
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		275	273,969
Gemini HDPE LLC
Term Loan, 4.75%, Maturing August 7, 2021		825	824,656
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		975	967,688
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		2,079	2,040,042
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		149	149,250
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		645	637,246
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021		954	952,471

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Momentive Performance Materials USA Inc.
DIP Loan, 4.00%, Maturing April 15, 2015		125	$125,155
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		275	275,688
Term Loan, 5.00%, Maturing July 25, 2021	EUR	475	603,823
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		347	341,730
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		500	495,934
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		597	591,520
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		590	584,131
Solenis International, LP
Term Loan, 4.50%, Maturing July 2, 2021	EUR	475	599,699
Term Loan, 4.25%, Maturing July 31, 2021		150	147,516
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		1,503	1,494,849
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		1,693	1,678,938
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		443	438,947

			$17,466,502

Conglomerates — 1.0%
Custom Sensors & Technologies, Inc.
Term Loan, Maturing June 18, 2021(2)		175	$174,198
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		1,393	1,375,463
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	471	599,915
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		520	516,112

			$2,665,688

Containers and Glass Products — 1.5%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		1,059	$1,034,190
Term Loan, 3.75%, Maturing January 6, 2021		323	316,638
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		200	198,253
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		436	437,865
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		1,695	1,679,506
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		309	307,157

			$3,973,609

Cosmetics/Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.50%, Maturing September 3, 2021		325	$325,122
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		596	588,708
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		1,051	994,950

			$1,908,780

Drugs — 2.6%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		196	$194,199

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	353	$354,986
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021	199	197,445
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021	377	375,999
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022	250	253,438
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	939	922,873
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019	765	757,362
Term Loan, 3.75%, Maturing December 11, 2019	1,302	1,289,028
Term Loan, 3.75%, Maturing August 5, 2020	1,553	1,536,503
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017	1,231	1,215,360

		$7,097,193

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	983	$960,189
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	424	429,502

		$1,389,691

Electronics/Electrical — 11.8%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	322	$319,538
Answers Corporation
Term Loan, 7.75%, Maturing December 20, 2018	385	388,369
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020	350	355,687
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	1,282	1,287,184
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018	500	507,812
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	3,067	3,043,486
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	400	404,000
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	348	345,203
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	151	151,218
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	358	347,029
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021	239	236,192
Dell Inc.
Term Loan, 4.50%, Maturing April 29, 2020	4,144	4,119,443
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	1,720	1,702,107
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	236	233,037
Evergreen Skills Lux S.a.r.l.
Term Loan, 5.75%, Maturing April 28, 2021	1,075	1,062,458
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	416	416,808
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	390	393,169
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	932	919,072

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	2,392	$2,362,427
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	222	222,030
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,640	2,583,120
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	249	251,713
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	686	687,509
MH Sub I, LLC
Term Loan, 4.34%, Maturing July 8, 2021(4)	42	41,497
Term Loan, 5.00%, Maturing July 8, 2021	382	380,822
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	637	630,165
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	225	224,437
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	348	341,938
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	125	122,656
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	216	216,120
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	250	252,031
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	2,589	2,526,361
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	348	348,540
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	226	228,679
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	301	298,370
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	622	614,374
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019	424	423,673
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	266	267,098
Sybil Software LLC
Term Loan, 4.75%, Maturing March 20, 2020	463	463,318
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	449	447,304
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,016	1,009,732
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	739	735,445

		$31,911,171

Equipment Leasing — 1.0%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	1,200	$1,188,937
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	1,417	1,408,698

		$2,597,635

Financial Intermediaries — 7.1%
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	499	$496,323
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	500	495,625
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,530	1,516,233

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020		270	$266,236
First Data Corporation
Term Loan, 3.65%, Maturing March 23, 2018		2,695	2,646,980
Term Loan, 3.65%, Maturing September 24, 2018		950	932,781
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		596	588,801
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		670	668,306
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018		266	266,978
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		435	428,824
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020		518	510,337
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019		1,881	1,862,049
Medley LLC
Term Loan, 6.50%, Maturing May 15, 2019		275	273,625
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020		222	218,093
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017		3,171	3,166,654
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		50	49,997
Term Loan, 6.25%, Maturing September 4, 2018		347	348,232
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		1,613	1,588,695
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016		658	631,231
PGX Holdings, Inc.
Term Loan, Maturing September 18, 2020(2)		275	273,969
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		495	493,710
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		123	121,509
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		323	324,579
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		1,211	1,167,406

			$19,337,173

Food Products — 8.1%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		1,535	$1,536,866
Autobar BV (Acorn 3 BV)
Term Loan, 5.95%, Maturing October 31, 2019	EUR	750	735,095
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		2,091	2,021,711
Blue Buffalo Company, Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		637	633,095
Charger OpCo B.V.
Term Loan, Maturing June 30, 2021(2)	EUR	350	439,788
Term Loan, Maturing July 23, 2021(2)		1,075	1,050,813
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		470	471,034
CSM Bakery Solutions LLC
Term Loan, 5.00%, Maturing July 3, 2020		520	514,715
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021		348	326,194

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		100	$98,505
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		661	657,357
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		5,135	5,081,083
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		423	422,082
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		864	859,871
Term Loan, 3.75%, Maturing September 18, 2020		767	759,578
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		4,183	4,109,240
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		347	340,184
Term Loan, 3.25%, Maturing April 29, 2020		1,600	1,569,283
Post Holdings Inc.
Term Loan, 3.75%, Maturing June 2, 2021		274	271,931

			$21,898,425

Food Service — 4.1%
Aramark Corporation
Term Loan, 3.66%, Maturing July 26, 2016		88	$87,698
Term Loan, 3.66%, Maturing July 26, 2016		157	155,831
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(3)		49	48,785
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		1,103	1,101,260
Term Loan - Second Lien, Maturing September 4, 2015(2)		540	540,378
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		373	362,864
Darling International Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	473	596,800
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		1,315	1,280,497
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		1,171	1,163,384
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		341	331,012
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		192	187,551
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		123	121,226
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		2,370	2,363,336
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		3,546	2,734,852

			$11,075,474

Food/Drug Retailers — 5.3%
Albertson’s Holdings LLC
Term Loan, 4.00%, Maturing August 25, 2019		1,100	$1,093,125
Term Loan, 4.50%, Maturing August 25, 2021		450	448,266
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019		1,016	1,013,651
Alliance Boots Holdings Limited
Term Loan, 3.98%, Maturing July 10, 2017	GBP	3,275	5,314,427
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		3,282	3,229,894

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		525	$517,716
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		221	221,235
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		1,136	1,122,656
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		225	228,586
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		1,349	1,327,275

			$14,516,831

Health Care — 15.5%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		550	$549,306
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		1,675	1,665,529
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		617	615,647
Amneal Pharmaceuticals LLC
Term Loan, 4.75%, Maturing November 1, 2019		473	473,233
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021		299	296,725
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		1,441	1,447,402
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		221	222,536
Biomet Inc.
Term Loan, 3.65%, Maturing July 25, 2017		3,316	3,299,179
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		16	15,549
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		392	390,962
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		3,512	3,506,153
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		500	495,000
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		1,571	1,555,966
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		1,350	1,342,586
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		1,558	1,545,143
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		48	47,209
Term Loan, 4.25%, Maturing August 31, 2020		158	156,822
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		1,692	1,697,526
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.15%, Maturing February 27, 2021		2,338	2,300,578
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		821	818,972
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		1,243	1,238,051
Term Loan, 7.75%, Maturing May 15, 2018		305	304,402
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		424	416,216
Term Loan, 4.50%, Maturing March 11, 2021	EUR	100	125,635
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		723	711,888

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	2,461	$2,434,311
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	844	816,881
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021	550	542,667
Term Loan, 3.50%, Maturing March 19, 2021	746	736,105
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	180	179,412
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	2,045	2,044,859
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021	274	272,656
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	1,341	1,341,836
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	819	818,812
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	1,546	1,531,389
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	958	951,152
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	619	614,593
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	892	888,100
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	623	624,606
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	217	216,102
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	337	336,755
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016	100	98,938
Term Loan, 3.75%, Maturing June 1, 2018	575	569,954
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020	173	172,164
TriZetto Corporation
Term Loan, 4.75%, Maturing May 2, 2018	705	705,950
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	833	818,475
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	173	171,478

		$42,125,410

Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021	124	$122,820
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	792	786,989
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	632	625,197

		$1,535,006

Industrial Equipment — 4.0%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018	154	$152,704
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	369	357,370
Delachaux S.A.
Term Loan, Maturing September 25, 2021(2)	275	276,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		549	$549,997
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		300	303,469
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		916	899,095
Term Loan, 4.75%, Maturing July 30, 2020	EUR	198	251,139
Grede Holdings LLC
Term Loan, 4.75%, Maturing June 2, 2021		425	424,203
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		1,370	1,353,677
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		325	319,313
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		222	220,776
NN, Inc.
Term Loan, 6.00%, Maturing August 13, 2021		325	326,016
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		357	356,838
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		2,252	2,220,342
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021		617	611,252
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019		516	508,418
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		149	149,413
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		398	395,889
Terex Corporation
Term Loan, 4.00%, Maturing July 31, 2021	EUR	775	983,147
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021		224	222,383

			$10,881,816

Insurance — 4.5%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		972	$970,355
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		2,410	2,410,317
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		422	418,016
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019		4,250	4,234,638
Term Loan, 4.25%, Maturing July 8, 2020		469	462,271
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		500	507,500
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		247	228,359
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		467	459,990
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020		1,386	1,360,481
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		1,206	1,185,925

			$12,237,852

Leisure Goods/Activities/Movies — 5.4%
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020		485	$483,544
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019		1,603	1,577,804

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020		442	$437,704
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020		1,923	1,916,013
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing July 25, 2020		75	74,719
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		498	498,674
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020		1,139	1,128,301
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		222	221,549
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021		461	456,707
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020		1,273	1,260,004
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021		673	666,579
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		590	582,279
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		1,358	1,286,910
SONIFI Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018(3)		422	147,817
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		877	862,673
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020		620	539,672
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		222	219,271
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		500	502,500
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		272	263,232
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020		1,425	1,408,011

			$14,533,963

Lodging and Casinos — 5.2%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		206	$204,903
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		1,350	1,334,812
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		375	380,250
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		239	235,411
Caesars Entertainment Operating Company
Term Loan, 6.95%, Maturing March 1, 2017		597	545,004
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		386	382,960
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		1,800	1,800,000
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 28, 2018	GBP	825	1,344,228
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		67	67,831
Term Loan, 5.50%, Maturing November 21, 2019		156	158,273
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		2,685	2,647,471
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021		531	524,986

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	1,277	$1,257,293
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	377	373,736
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019	248	244,406
RHP Hotel Properties, LP
Term Loan, 3.75%, Maturing January 15, 2021	324	323,782
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020	1,811	1,806,502
Term Loan, Maturing September 17, 2021(2)	425	416,766
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020	173	170,218

		$14,218,832

Nonferrous Metals/Minerals — 2.6%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	394	$354,600
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	1,443	1,322,435
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	990	990,371
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	672	671,289
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	512	499,931
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	1,639	1,625,999
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	211	210,806
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	375	379,453
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	250	247,813
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	821	727,586

		$7,030,283

Oil and Gas — 5.8%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	593	$592,719
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	838	839,545
Citgo Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	475	476,386
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	939	950,957
Drillships Ocean Ventures Inc.
Term Loan, 5.50%, Maturing July 25, 2021	525	507,609
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	520	514,970
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	522	513,234
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,701	3,684,102
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	490	490,283
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	425	404,813
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	194	192,781

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	925	$900,834
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	1,812	1,726,929
Seventy Seven Operating LLC
Term Loan, 3.75%, Maturing June 25, 2021	249	247,816
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	17	17,045
Term Loan, 4.25%, Maturing December 16, 2020	46	45,703
Term Loan, 4.25%, Maturing December 16, 2020	333	328,545
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	81	80,328
Term Loan, 4.25%, Maturing September 25, 2019	133	131,511
Term Loan, 4.25%, Maturing October 1, 2019	1,007	992,472
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	618	616,612
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,553	1,549,205

		$15,804,399

Publishing — 4.2%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	369	$370,222
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	620	623,026
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	2,903	2,663,086
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	773	769,680
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	3,981	3,832,144
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	358	359,473
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	499	494,784
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	314	317,705
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	174	172,492
Nelson Education Ltd.
Term Loan, 4.75%, Maturing July 3, 2014(5)	216	177,982
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	297	299,475
ProQuest LLC
Term Loan, Maturing October 24, 2021(2)	325	325,102
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	518	521,341
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 16, 2021	545	536,343

		$11,462,855

Radio and Television — 2.4%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	225	$224,437
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016	5	4,743
Term Loan, 6.90%, Maturing January 30, 2019	566	541,682
Term Loan, 7.65%, Maturing July 30, 2019	182	178,482
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,099	2,067,127

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Entercom Radio, LLC
Term Loan, 4.05%, Maturing November 23, 2018		192	$192,073
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		150	148,765
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		268	268,408
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		324	318,978
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		367	361,726
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		437	438,137
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		271	266,749
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		1,627	1,598,095

			$6,609,402

Retailers (Except Food and Drug) — 9.6%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		490	$486,869
B&M Retail Limited
Term Loan, 4.32%, Maturing May 21, 2019	GBP	175	281,361
Term Loan, 4.32%, Maturing April 28, 2020	GBP	150	243,416
B.C. Unlimited Liability Company
Term Loan, Maturing September 24, 2021(2)		3,200	3,179,555
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		1,163	1,150,413
Burlington Coat Factory Warehouse Corporation
Term Loan, 4.25%, Maturing July 17, 2021		250	248,332
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		2,709	2,649,687
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		311	302,175
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		343	339,585
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		545	544,772
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		1,781	1,784,334
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		1,421	1,352,587
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,351	1,302,350
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		700	697,804
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		1,259	1,236,242
Term Loan, 4.00%, Maturing January 28, 2020		500	494,625
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		2,109	2,076,135
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		688	677,342
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		221	220,372
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		1,574	1,562,965
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		423	353,101

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		249	$244,388
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing March 30, 2018		881	881,646
Term Loan, 4.25%, Maturing August 7, 2019		294	294,123
Term Loan, Maturing October 1, 2021(2)		1,000	995,000
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,288	1,269,397
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		397	383,105
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(6)	EUR	500	239,980
Term Loan, Maturing July 24, 2019(2)	EUR	145	197,346
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(6)	EUR	13	321
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(6)	EUR	88	2,250
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(6)	EUR	900	23,141
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		288	273,308

			$25,988,027

Steel — 2.0%
Essar Steel Algoma, Inc.
Term Loan, 12.25%, Maturing November 15, 2014		516	$517,666
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		2,940	2,883,943
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		147	147,344
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		338	336,228
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		200	199,002
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		744	732,047
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		678	677,785

			$5,494,015

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 12, 2018		909	$894,423
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		746	734,590
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021		572	571,231

			$2,200,244

Telecommunications — 4.1%
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		197	$195,153
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		3,700	3,648,355
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020		524	526,306
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021		898	880,543
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		606	596,104
Term Loan, 4.00%, Maturing April 23, 2019		912	898,158
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		3,373	3,327,062

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	959	$949,894

		$11,021,575

Utilities — 2.9%
Calpine Construction Finance Company, L.P.
Term Loan, 3.25%, Maturing May 3, 2020	518	$503,208
Term Loan, 3.25%, Maturing January 31, 2022	198	192,369
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	460	457,757
Term Loan, 4.00%, Maturing April 1, 2018	2,340	2,329,726
Term Loan, 4.00%, Maturing October 9, 2019	417	413,674
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	471	468,215
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	264	263,357
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	175	175,763
Energy Future Intermediate Holding Company LLC
DIP Loan, 4.25%, Maturing June 19, 2016	850	847,344
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	296	295,387
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	279	275,935
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	7	6,872
Term Loan, 4.25%, Maturing May 6, 2020	132	129,363
Southcross Holdings Borrower LP
Term Loan, 6.00%, Maturing August 4, 2021	200	199,375
TerraForm Power Operating, LLC
Term Loan, 4.75%, Maturing July 23, 2019	125	125,207
TPF II LC LLC
Term Loan, Maturing September 11, 2021(2)	675	675,000
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	199	197,135
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	400	399,500

		$7,955,187

Total Senior Floating-Rate Interests (identified cost $405,491,238)		$397,999,972

Corporate Bonds & Notes — 11.4%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Alliant Techsystems, Inc.
5.25%, 10/1/21(7)	20	$20,150
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)	30	30,112
GenCorp, Inc.
7.125%, 3/15/21	20	21,650
TransDigm, Inc.
7.50%, 7/15/21	10	10,725
6.00%, 7/15/22(7)	30	29,663
6.50%, 7/15/24(7)	25	24,938

		$137,238

Automotive — 0.0%(8)
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	10	$10,000

Security	Principal Amount* (000’s omitted)	Value
General Motors Financial Co., Inc.
4.75%, 8/15/17	40	$42,200
3.25%, 5/15/18	5	5,063
Navistar International Corp.
8.25%, 11/1/21	50	51,437

		$108,700

Beverage and Tobacco — 0.0%(8)
Constellation Brands, Inc.
6.00%, 5/1/22	35	$38,325
4.25%, 5/1/23	40	39,150
Cott Beverages, Inc.
5.375%, 7/1/22(7)	30	29,100

		$106,575

Brokerage/Securities Dealers/Investment Houses — 0.0%(8)
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	30	$31,050
E*TRADE Financial Corp.
6.375%, 11/15/19	25	26,375
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	15	15,150

		$72,575

Building and Development — 0.1%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(7)	25	$26,063
Builders FirstSource, Inc.
7.625%, 6/1/21(7)	5	5,100
HD Supply, Inc.
8.125%, 4/15/19	20	21,700
7.50%, 7/15/20	45	46,913
Interline Brands, Inc.
10.00%, 11/15/18(9)	65	68,087
Nortek, Inc.
10.00%, 12/1/18	45	47,587
8.50%, 4/15/21	25	27,000
USG Corp.
5.875%, 11/1/21(7)	20	20,500

		$262,950

Business Equipment and Services — 0.1%
Audatex North America, Inc.
6.00%, 6/15/21(7)	20	$20,600
Ceridian, LLC/Comdata, Inc.
8.125%, 11/15/17(7)	20	20,075
FTI Consulting, Inc.
6.00%, 11/15/22	20	20,350
IMS Health, Inc.
6.00%, 11/1/20(7)	40	41,100
Iron Mountain, Inc.
6.00%, 8/15/23	40	41,200
ServiceMaster Co. (The)
8.00%, 2/15/20	33	35,062
7.00%, 8/15/20	10	10,450
TransUnion Holding Co., Inc.
8.125%, 6/15/18	60	62,250
United Rentals North America, Inc.
8.375%, 9/15/20	10	10,800
7.625%, 4/15/22	15	16,463
6.125%, 6/15/23	15	15,488

Security	Principal Amount* (000’s omitted)		Value
Zebra Technologies Corp.
7.25%, 10/15/22(7)(10)		40	$40,000

			$333,838

Cable and Satellite Television — 0.8%
AMC Networks, Inc.
7.75%, 7/15/21		20	$21,900
4.75%, 12/15/22		15	14,888
CCO Holdings, LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17		25	25,969
5.25%, 9/30/22		80	78,600
5.75%, 1/15/24		30	29,963
CSC Holdings, LLC
5.25%, 6/1/24(7)		15	14,438
DISH DBS Corp.
6.75%, 6/1/21		85	91,587
5.875%, 7/15/22		30	30,675
IAC/InterActiveCorp
4.875%, 11/30/18		20	20,300
Numericable Group SA
4.875%, 5/15/19(7)		200	198,250
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		475	480,937
6.00%, 4/15/21(7)	GBP	475	797,783
5.50%, 1/15/25(7)		275	274,312

			$2,079,602

Chemicals and Plastics — 1.6%
Chemtura Corp.
5.75%, 7/15/21		5	$4,975
Hexion US Finance Corp.
6.625%, 4/15/20		1,475	1,489,750
Ineos Finance PLC
7.25%, 2/15/19(7)(11)	EUR	500	652,839
8.375%, 2/15/19(7)		500	536,875
7.50%, 5/1/20(7)		400	427,500
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		65	67,357
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		900	949,500
Tronox Finance, LLC
6.375%, 8/15/20		60	60,600
WR Grace & Co. Conn
5.125%, 10/1/21(7)		15	15,300
5.625%, 10/1/24(7)		5	5,156

			$4,209,852

Clothing/Textiles — 0.0%(8)
Levi Strauss & Co.
6.875%, 5/1/22		30	$31,500

			$31,500

Commercial Services — 0.0%(8)
Anna Merger Sub, Inc.
7.75%, 10/1/22(7)		55	$55,413

			$55,413

Conglomerates — 0.1%
Belden, Inc.
5.50%, 9/1/22(7)		10	$10,175
Harbinger Group, Inc.
7.875%, 7/15/19		30	32,100

Security	Principal Amount* (000’s omitted)	Value
Spectrum Brands, Inc.
6.375%, 11/15/20	25	$26,188
6.625%, 11/15/22	40	42,200
TMS International Corp.
7.625%, 10/15/21(7)	30	31,500

		$142,163

Containers and Glass Products — 0.8%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(7)	10	$9,950
6.00%, 6/15/17(7)	10	9,875
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	1,975	2,019,437
Sealed Air Corp.
8.375%, 9/15/21(7)	5	5,575

		$2,044,837

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(9)	105	$103,031
Party City Holdings, Inc.
8.875%, 8/1/20	65	70,525

		$173,556

Diversified Financial Services — 0.1%
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17	20	$19,850
6.00%, 8/1/20	15	15,488
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(12)	35	37,083
Navient, LLC
5.50%, 1/15/19	65	66,462
6.125%, 3/25/24	20	19,550

		$158,433

Drugs — 0.1%
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)	90	$92,812
7.50%, 7/15/21(7)	25	26,844

		$119,656

Ecological Services and Equipment — 0.0%(8)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	25	$26,188
Clean Harbors, Inc.
5.25%, 8/1/20	25	25,125
5.125%, 6/1/21	30	29,887
Covanta Holding Corp.
5.875%, 3/1/24	20	20,100

		$101,300

Electronics/Electrical — 0.1%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(7)	10	$10,163
CommScope Holding Co., Inc.
6.625%, 6/1/20(7)(9)	25	25,875
Freescale Semiconductor, Inc.
6.00%, 1/15/22(7)	20	20,350
Infor US, Inc.
9.375%, 4/1/19	35	37,931
Lender Processing Services, Inc.
5.75%, 4/15/23	25	26,250

Security	Principal Amount* (000’s omitted)		Value
Nuance Communications, Inc.
5.375%, 8/15/20(7)		60	$59,025

			$179,594

Equipment Leasing — 0.5%
International Lease Finance Corp.
8.625%, 9/15/15		1,000	$1,058,850
6.75%, 9/1/16(7)		175	189,438
7.125%, 9/1/18(7)		175	197,312

			$1,445,600

Financial Intermediaries — 0.4%
CIT Group, Inc.
5.50%, 2/15/19(7)		25	$26,172
5.375%, 5/15/20		5	5,181
First Data Corp.
7.375%, 6/15/19(7)		500	526,875
6.75%, 11/1/20(7)		406	431,375
11.25%, 1/15/21		16	18,260
10.625%, 6/15/21		16	18,280
11.75%, 8/15/21		17	19,181

			$1,045,324

Food Products — 1.2%
Post Holdings, Inc.
6.75%, 12/1/21(7)		15	$14,250
6.00%, 12/15/22(7)		15	13,800
Stretford 79 PLC
4.807%, 7/15/20(7)(11)	GBP	2,000	2,970,757
6.25%, 7/15/21(7)	GBP	200	294,239
WhiteWave Foods Co. (The)
5.375%, 10/1/22		10	10,125

			$3,303,171

Food Service — 0.0%(8)
Darling Ingredients, Inc.
5.375%, 1/15/22		15	$15,206
Pinnacle Operating Corp.
9.00%, 11/15/20(7)		15	16,050

			$31,256

Food/Drug Retailers — 0.0%(8)
Pantry, Inc. (The)
8.375%, 8/1/20		40	$42,000

			$42,000

Health Care — 1.1%
Alere, Inc.
8.625%, 10/1/18		20	$20,650
6.50%, 6/15/20		15	15,038
Amsurg Corp.
5.625%, 11/30/20		30	30,450
5.625%, 7/15/22(7)		20	19,900
Biomet, Inc.
6.50%, 8/1/20		80	85,000
Capsugel SA
7.00%, 5/15/19(7)(9)		10	9,994
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		1,115	1,148,450
7.125%, 7/15/20		65	68,900
6.875%, 2/1/22(7)		45	47,137

Security	Principal Amount* (000’s omitted)	Value
HCA Holdings, Inc.
6.25%, 2/15/21	40	$42,000
HCA, Inc.
6.50%, 2/15/20	10	10,938
Hologic, Inc.
6.25%, 8/1/20	130	134,225
INC Research, LLC
11.50%, 7/15/19(7)	40	44,400
inVentiv Health, Inc.
9.00%, 1/15/18(7)	625	651,562
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	25	27,250
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(7)	80	81,000
Opal Acquisition, Inc.
8.875%, 12/15/21(7)	25	25,906
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(7)	20	21,700
Teleflex, Inc.
5.25%, 6/15/24(7)	10	9,825
Tenet Healthcare Corp.
5.00%, 3/1/19(7)	10	9,900
6.00%, 10/1/20	20	21,200
4.375%, 10/1/21	300	288,750
8.125%, 4/1/22	45	49,500
United Surgical Partners International, Inc.
9.00%, 4/1/20	35	37,887
VWR Funding, Inc.
7.25%, 9/15/17	50	52,250
WellCare Health Plans, Inc.
5.75%, 11/15/20	35	35,788

		$2,989,600

Home Furnishings — 0.0%(8)
Tempur Sealy International, Inc.
6.875%, 12/15/20	15	$16,050

		$16,050

Homebuilders/Real Estate — 0.0%(8)
Weyerhaeuser Real Estate Co.
4.375%, 6/15/19(7)	20	$19,625
5.875%, 6/15/24(7)	20	19,975

		$39,600

Industrial Equipment — 0.0%(8)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(7)	10	$10,300
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(13)	39	27,745
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	20	20,700
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(7)(9)	5	5,237

		$63,982

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)	25	$26,000
CNO Financial Group, Inc.
6.375%, 10/1/20(7)	525	559,125

Security	Principal Amount* (000’s omitted)		Value
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(7)(9)		20	$19,650
Towergate Finance PLC
6.06%, 2/15/18(7)(11)	GBP	325	484,724
USI, Inc.
7.75%, 1/15/21(7)		40	40,000

			$1,129,499

Leisure Goods/Activities/Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(7)		15	$15,975
National CineMedia, LLC
6.00%, 4/15/22		380	385,700
NCL Corp., Ltd.
5.00%, 2/15/18		10	10,150
Regal Entertainment Group
5.75%, 3/15/22		15	15,112
Royal Caribbean Cruises
7.25%, 6/15/16		10	10,875
7.25%, 3/15/18		20	22,500
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19		35	37,669
Viking Cruises, Ltd.
8.50%, 10/15/22(7)		50	54,625

			$552,606

Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
9.375%, 12/15/14(6)(7)		265	$113,287
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		1,075	827,750
9.00%, 2/15/20		840	648,787
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20		50	51,235
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(7)		45	46,434
MGM Resorts International
6.625%, 12/15/21		40	42,400
7.75%, 3/15/22		15	16,725
Penn National Gaming, Inc.
5.875%, 11/1/21		20	18,500
Station Casinos, LLC
7.50%, 3/1/21		35	36,663
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)		165	102,300
Waterford Gaming, LLC
8.625%, 9/15/14(3)(7)(17)		61	10,434

			$1,914,515

Mining, Steel, Iron and Nonprecious Metals — 0.0%(8)
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/1/22(7)		15	$14,438

			$14,438

Nonferrous Metals/Minerals — 0.1%
Alpha Natural Resources, Inc.
7.50%, 8/1/20(7)		5	$4,488
CONSOL Energy, Inc.
5.875%, 4/15/22(7)		30	29,663
Eldorado Gold Corp.
6.125%, 12/15/20(7)		55	54,862

Security	Principal Amount* (000’s omitted)	Value
IAMGOLD Corp.
6.75%, 10/1/20(7)	35	$29,750
Imperial Metals Corp.
7.00%, 3/15/19(7)	10	9,450
Kissner Milling Co., Ltd.
7.25%, 6/1/19(7)	40	41,100
New Gold, Inc.
7.00%, 4/15/20(7)	20	21,375
6.25%, 11/15/22(7)	35	35,612
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(7)	15	15,825

		$242,125

Oil and Gas — 0.8%
American Energy-Permian Basin, LLC/AEPB Finance Corp.
7.125%, 11/1/20(7)	20	$18,400
7.375%, 11/1/21(7)	15	13,800
Antero Resources Finance Corp.
6.00%, 12/1/20	5	5,113
5.375%, 11/1/21	35	34,956
Athlon Holdings, LP/Athlon Finance Corp.
6.00%, 5/1/22(7)	15	16,125
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21	5	4,681
Berry Petroleum Co.
6.375%, 9/15/22	5	4,925
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	25	25,875
Bristow Group, Inc.
6.25%, 10/15/22	45	46,856
California Resources Corp.
5.50%, 9/15/21(7)(10)	20	20,325
6.00%, 11/15/24(7)(10)	20	20,600
Chesapeake Energy Corp.
7.25%, 12/15/18	40	45,800
3.484%, 4/15/19(11)	25	25,063
6.125%, 2/15/21	65	71,012
CITGO Petroleum Corp.
6.25%, 8/15/22(7)	325	338,812
Concho Resources, Inc.
5.50%, 4/1/23	105	109,725
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(7)	30	31,350
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	70	71,750
Denbury Resources, Inc.
5.50%, 5/1/22	10	9,938
Endeavor Energy Resources, LP/EER Finance, Inc.
7.00%, 8/15/21(7)	40	41,400
Energy Transfer Equity, LP
5.875%, 1/15/24	25	25,688
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	85	89,037
9.375%, 5/1/20	70	76,650
7.75%, 9/1/22	20	21,250
Gulfport Energy Corp.
7.75%, 11/1/20(7)	25	26,188
Kinder Morgan, Inc.
5.00%, 2/15/21(7)	40	41,900
Kodiak Oil & Gas Corp.
5.50%, 1/15/21	5	5,075

Security	Principal Amount* (000’s omitted)	Value
Laredo Petroleum, Inc.
7.375%, 5/1/22	35	$36,925
MEG Energy Corp.
6.375%, 1/30/23(7)	50	50,875
Memorial Resource Development Corp.
5.875%, 7/1/22(7)	10	9,800
Murphy Oil USA, Inc.
6.00%, 8/15/23	60	62,850
Newfield Exploration Co.
5.625%, 7/1/24	65	70,037
Oasis Petroleum, Inc.
6.875%, 3/15/22	35	37,100
6.875%, 1/15/23	75	79,312
Plains Exploration & Production Co.
6.875%, 2/15/23	17	19,338
Precision Drilling Corp.
6.50%, 12/15/21	5	5,175
Rice Energy, Inc.
6.25%, 5/1/22(7)	35	34,300
Rosetta Resources, Inc.
5.625%, 5/1/21	25	24,500
5.875%, 6/1/22	30	30,037
RSP Permian, Inc.
6.625%, 10/1/22(7)	10	10,075
Sabine Pass Liquefaction, LLC
5.75%, 5/15/24(7)	100	101,875
Sabine Pass LNG, LP
6.50%, 11/1/20	55	56,925
Samson Investment Co.
9.75%, 2/15/20	20	18,250
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	55	59,675
Seventy Seven Energy, Inc.
6.50%, 7/15/22(7)	10	9,875
SM Energy Co.
6.50%, 1/1/23	40	41,800
Tesoro Corp.
5.375%, 10/1/22	50	50,750
Triangle USA Petroleum Corp.
6.75%, 7/15/22(7)	15	14,719
Ultra Petroleum Corp.
5.75%, 12/15/18(7)	5	5,050

		$2,071,537

Publishing — 0.1%
Laureate Education, Inc.
9.50%, 9/1/19(7)	315	$318,150
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	55	61,050
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(7)	10	9,488

		$388,688

Radio and Television — 0.4%
Clear Channel Communications, Inc.
9.00%, 12/15/19	451	$456,074
11.25%, 3/1/21	25	26,719
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	25,437
Series B, 6.50%, 11/15/22	50	51,375

Security	Principal Amount* (000’s omitted)	Value
Crown Media Holdings, Inc.
10.50%, 7/15/19	45	$49,387
Sirius XM Radio, Inc.
5.875%, 10/1/20(7)	10	10,150
6.00%, 7/15/24(7)	40	40,700
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	35	35,525
Univision Communications, Inc.
6.75%, 9/15/22(7)	384	412,800

		$1,108,167

Retailers (Except Food and Drug) — 0.2%
B.C. Unlimited Liability Company
6.00%, 4/1/22(7)(10)	50	$49,937
Claire’s Stores, Inc.
9.00%, 3/15/19(7)	60	61,500
Hillman Group, Inc. (The)
6.375%, 7/15/22(7)	30	29,175
Hot Topic, Inc.
9.25%, 6/15/21(7)	60	64,500
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22(7)	25	25,375
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(7)(9)	43	43,968
Michaels Stores, Inc.
5.875%, 12/15/20(7)	30	29,925
Neiman Marcus Group, Ltd.
8.75%, 10/15/21(7)(9)	25	26,438
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(7)(9)	50	50,000
Petco Holdings, Inc.
8.50%, 10/15/17(7)(9)	70	71,225
Radio Systems Corp.
8.375%, 11/1/19(7)	30	32,175
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	70	71,750

		$555,968

Software and Services — 0.0%(8)
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(7)(9)	40	$39,800
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(7)	30	22,500

		$62,300

Steel — 0.0%(8)
AK Steel Corp.
8.75%, 12/1/18	15	$16,331
ArcelorMittal
6.75%, 2/25/22	10	10,788

		$27,119

Surface Transport — 0.0%(8)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(7)	10	$10,250
Hertz Corp. (The)
6.25%, 10/15/22	35	35,613
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)	15	15,150
XPO Logistics, Inc.
7.875%, 9/1/19(7)	35	36,312

		$97,325

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 0.7%
Avaya, Inc.
9.00%, 4/1/19(7)		20	$20,250
CenturyLink, Inc.
6.75%, 12/1/23		35	37,581
Frontier Communications Corp.
6.25%, 9/15/21		20	19,913
7.625%, 4/15/24		10	10,425
6.875%, 1/15/25		20	19,800
Intelsat Jackson Holdings SA
7.25%, 10/15/20		55	58,163
Intelsat Luxembourg SA
7.75%, 6/1/21		65	66,544
8.125%, 6/1/23		55	57,613
NII International Telecom SCA
7.875%, 8/15/19(6)(7)		30	20,325
SBA Communications Corp.
5.625%, 10/1/19		30	30,600
SBA Telecommunications, Inc.
5.75%, 7/15/20		50	51,125
Sprint Communications, Inc.
7.00%, 8/15/20		345	361,387
Sprint Corp.
7.25%, 9/15/21(7)		25	26,094
7.875%, 9/15/23(7)		105	111,825
T-Mobile USA, Inc.
6.25%, 4/1/21		15	15,206
6.633%, 4/28/21		20	20,575
6.731%, 4/28/22		15	15,394
6.00%, 3/1/23		20	20,050
6.625%, 4/1/23		25	25,688
6.836%, 4/28/23		5	5,156
6.375%, 3/1/25		25	25,000
Wind Acquisition Finance SA
5.459%, 4/30/19(7)(11)	EUR	250	318,462
6.50%, 4/30/20(7)		225	235,406
4.203%, 7/15/20(7)(11)	EUR	225	284,186
Windstream Corp.
7.75%, 10/1/21		40	42,800
6.375%, 8/1/23		15	14,531

			$1,914,099

Utilities — 0.6%
AES Corp. (The)
5.50%, 3/15/24		15	$14,662
Calpine Corp.
5.375%, 1/15/23		20	19,425
7.875%, 1/15/23(7)		1,359	1,491,502
5.75%, 1/15/25		10	9,713
RJS Power Holdings, LLC
5.125%, 7/15/19(7)		20	19,900

			$1,555,202

Total Corporate Bonds & Notes (identified cost $31,377,037)			$30,927,953

Asset-Backed Securities — 3.8%

Security	Principal Amount (000’s omitted)	Value
Apidos CDO XVII, Series 2014-17A, Class B, 3.06%, 4/17/26(7)(11)	$200	$194,410
Apidos CDO XVII, Series 2014-17A, Class C, 3.51%, 4/17/26(7)(11)	500	466,970
Apidos CDO XVII, Series 2014-17A, Class D, 4.96%, 4/17/26(7)(11)	500	448,133
Babson CLO, Ltd., Series 2005-1A, Class C1, 2.184%, 4/15/19(7)(11)	376	378,312
Babson CLO, Ltd., Series 2013-IA, Class C, 2.934%, 4/20/25(7)(11)	225	219,567
Babson CLO, Ltd., Series 2013-IA, Class D, 3.734%, 4/20/25(7)(11)	175	168,752
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.334%, 7/15/26(7)(11)	300	298,130
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.334%, 7/15/26(7) (11)	300	271,097
Carlyle Global Market Strategies CLO, Ltd., Series 2014-4A, Class E, 5.433%, 10/15/26(7)(11)	1,000	934,024
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.983%, 7/17/19(7)(11)	500	496,141
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.884%, 4/21/25(7)(11)	1,325	1,278,909
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class A3L, 2.934%, 8/15/25(7)(11)	750	731,512
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class B1L, 3.434%, 8/15/25(7)(11)	320	301,867
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class B2L, 4.134%, 8/15/25(7)(11)	215	183,430
Madison Park Funding Ltd., Series 2006-2A, Class D, 4.984%, 3/25/20(7)(11)	1,000	1,019,718
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.934%, 4/20/25(7)(11)	200	193,666
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.734%, 4/20/25(7)(11)	200	192,758
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.983%, 7/17/25(7)(11)	475	464,347
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.583%, 7/17/25(7)(11)	475	447,579
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.733%, 7/17/25(7)(11)	550	488,667
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.484%, 4/25/21(7)(11)	1,000	987,589

Total Asset-Backed Securities (identified cost $10,307,665)		$10,165,578

Common Stocks — 0.9%

Security	Shares	Value
Aerospace and Defense — 0.0%(8)
IAP Worldwide Services, LLC(3)(13)(14)	29	$29,062

		$29,062

Automotive — 0.2%
Dayco Products, LLC(13)	10,159	$553,666

		$553,666

Building and Development — 0.1%
Panolam Holdings Co.(3)(14)(15)	131	$119,206

		$119,206

Food Service — 0.0%(8)
Buffets Restaurants Holdings, Inc.(3)(13)(14)	22,185	$88,740

		$88,740

Home Furnishings — 0.0%(8)
Sanitec Europe Oy B Units(3)(13)	27,040	$45,023
Sanitec Europe Oy E Units(3)(13)(14)	25,787	0
Sanitec Europe Oy E1 Units(3)(13)(14)	37,069	61,722

		$106,745

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(3)(13)(14)	23,498	$229,108
Tropicana Entertainment, Inc.(13)(14)	25,430	427,224

		$656,332

Security	Shares	Value
Publishing — 0.3%
ION Media Networks, Inc.(3)(13)	2,155	$724,403
MediaNews Group, Inc.(13)(14)	5,771	186,121

		$910,524

Total Common Stocks (identified cost $1,117,067)		$2,464,275

Preferred Stocks — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Vivarte SA(3)(13)(14)	145	$0

Total Preferred Stocks (identified cost $0)		$0

Miscellaneous — 0.0%(8)

Security	Shares	Value
Cable and Satellite Television — 0.0%(8)
Adelphia, Inc., Escrow Certificate(14)	270,000	$2,700

		$2,700

Oil and Gas — 0.0%(8)
SemGroup Corp., Escrow Certificate(14)	290,000	$5,800

		$5,800

Total Miscellaneous (identified cost $0)		$8,500

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(16)	$1,732	$1,731,590

Total Short-Term Investments (identified cost $1,731,590)		$1,731,590

Total Investments — 163.3% (identified cost $450,024,597)		$443,297,868

Less Unfunded Loan Commitments — (0.3)%		$(725,581)

Net Investments — 163.0% (identified cost $449,299,016)		$442,572,287

Other Assets, Less Liabilities — (22.5)%		$(61,116,898)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.5)%		$(110,001,776)

Net Assets Applicable to Common Shares — 100.0%		$271,453,613

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor in Possession

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after September 30, 2014, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(5)	The issuer is in default on the payment of principal but continues to pay interest.

(6)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $26,458,584 or 9.7% of the Trust’s net assets applicable to common shares.

(8)	Amount is less than 0.05%.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	When-issued security.

(11)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2014.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Non-income producing security.

(15)	Restricted security.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $1,663.

(17)	Defaulted matured security.

The cost and unrealized appreciation (depreciation) of investments of the Trust at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$449,322,413

Gross unrealized appreciation	$3,162,834
Gross unrealized depreciation	(9,912,960)

Net unrealized depreciation	$(6,750,126)

Restricted Securities

At September 30, 2014, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	131	$71,985	$119,206

Total Restricted Securities			$71,985	$119,206

A summary of open financial instruments at September 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
10/31/14	British Pound Sterling 1,719,786	United States Dollar 2,911,864	HSBC Bank USA, N.A.	$124,534	$—	$124,534
10/31/14	Euro 143,669	United States Dollar 192,866	Bank of America, N.A.	11,371	—	11,371
10/31/14	Euro 773,063	United States Dollar 1,033,413	Deutsche Bank AG	56,814	—	56,814
10/31/14	Euro 470,250	United States Dollar 630,849	JPMorgan Chase Bank, N.A.	36,789	—	36,789
11/28/14	British Pound Sterling 3,542,726	United States Dollar 5,873,751	JPMorgan Chase Bank, N.A.	133,307	—	133,307
11/28/14	Canadian Dollar 295,331	United States Dollar 271,489	JPMorgan Chase Bank, N.A.	8,149	—	8,149
11/28/14	Euro 1,001,890	United States Dollar 1,322,299	Goldman Sachs International	56,359	—	56,359
12/31/14	British Pound Sterling 2,751,485	United States Dollar 4,480,147	Goldman Sachs International	23,101	—	23,101
12/31/14	Euro 5,945,240	United States Dollar 7,548,374	HSBC Bank USA, N.A.	34,357	—	34,357

				$484,781	$—	$484,781

At September 30, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At September 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $484,781.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$396,900,158	$374,233	$397,274,391
Corporate Bonds & Notes	—	30,889,774	38,179	30,927,953
Asset-Backed Securities	—	10,165,578	—	10,165,578
Common Stocks	427,224	739,787	1,297,264	2,464,275
Preferred Stocks	—	—	0	0
Miscellaneous	—	8,500	—	8,500
Short-Term Investments	—	1,731,590	—	1,731,590
Total Investments	$427,224	$440,435,387	$1,709,676	$442,572,287
Forward Foreign Currency Exchange Contracts	$—	$484,781	$—	$484,781
Total	$427,224	$440,920,168	$1,709,676	$443,057,068

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2014 is not presented.

At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014